SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2017 and 2016.

	As at December 31
(In millions of dollars)	2017	2016

Accounts receivable securitization program	650	800
US commercial paper program	935	—

Total short-term borrowings	1,585	800

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from accounts receivable securitization			530			295
Repayment of accounts receivable securitization			(680)			(295)
Net repayment of accounts receivable securitization			(150)			—

Proceeds received from US commercial paper	8,267	1.30	10,712	—	—	—
Repayment of US commercial paper	(7,530)	1.29	(9,704)	—	—	—
Net proceeds received from US commercial paper	737	1.37	1,008			—

Net proceeds received on short-term borrowings			858			—
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			1,730			1,140
Credit facility borrowings (US$)	960	1.32	1,269	2,188	1.31	2,877
Total credit facility borrowings			2,999			4,017

Credit facility repayments (Cdn$)			(1,830)			(1,540)
Credit facility repayments (US$)	(1,110)	1.31	(1,453)	(2,038)	1.32	(2,686)
Total credit facility repayments			(3,283)			(4,226)

Net repayments under credit facilities			(284)			(209)

Senior note issuances (US$)	—	—	—	500	1.34	671
Senior note repayments (Cdn$)			(750)			(1,000)

Net repayment of senior notes			(750)			(329)

Net repayment of long-term debt			(1,034)			(538)

	Years ended December 31
(In millions of dollars)	2017	2016

Long-term debt net of transaction costs, beginning of period	16,080	16,870
Net repayment of long-term debt	(1,034)	(538)
Gain on foreign exchange	(608)	(245)
Deferred transaction costs incurred	(3)	(12)
Amortization of deferred transaction costs	13	5

Long-term debt net of transaction costs, end of period	14,448	16,080

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2017	2016

Bank credit facilities (Cdn$ portion)				Floating	—	100
Bank credit facilities (US$ portion)		US		Floating	—	201
Senior notes	2017		250	Floating	—	250
Senior notes	2017		500	3.000%	—	500
Senior notes	2018	US	1,400	6.800%	1,756	1,880
Senior notes	2019		400	2.800%	400	400
Senior notes	2019		500	5.380%	500	500
Senior notes	2020		900	4.700%	900	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	627	671
Senior notes	2023	US	850	4.100%	1,066	1,141
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	878	940
Senior notes	2026	US	500	2.900%	627	671
Senior debentures [1]	2032	US	200	8.750%	251	269
Senior notes	2038	US	350	7.500%	439	470
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	627	671
Senior notes	2043	US	650	5.450%	816	873
Senior notes	2044	US	1,050	5.000%	1,318	1,410
					14,555	16,197
Deferred transaction costs and discounts					(107)	(117)
Less current portion					(1,756)	(750)

Total long-term debt					12,692	15,330

[1]	Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2017 and 2016.
Below is a summary of the senior notes that we issued in 2016. We did not issue any senior notes in 2017.

(In millions of dollars, except interest rates and discounts)
Date Issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2016 issuances
November 4, 2016	US	500	2026	2.900%	98.354%	671	17

[1]	Gross proceeds before transaction costs and discounts.

[2]	Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2017	2016

Trade accounts receivable sold to buyer as security	1,355	1,460
Short-term borrowings from buyer	(650)	(800)

Overcollateralization	705	660

	Years ended December 31
(In millions of dollars)	2017	2016

Accounts receivable securitization program, beginning of period	800	800
Net repayment of accounts receivable securitization	(150)	—

Accounts receivable securitization program, end of period	650	800

Disclosure of detailed information about commercial paper program

	Year ended December 31, 2017
	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)

US commercial paper, beginning of period	—	—	—
Net proceeds received from US commercial paper	737	1.37	1,008
Discounts on issuance [1]	9	1.33	12
Gain on foreign exchange [1]			(85)

US commercial paper, end of period	746	1.25	935
[1] Included in finance costs.